Note 1 - Reporting Entity	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of notes and other explanatory information [text block]
1.	Reporting Entity

Aptose Biosciences Inc. ("Aptose" or the "Company") is a clinical-stage biotechnology company committed to developing highly differentiated therapeutics that target the underlying mechanisms and unmet medical needs in oncology. Aptose is a publicly listed company incorporated under the laws of Canada. The Company's shares are listed on the Nasdaq Capital Markets and the Toronto Stock Exchange. The head office, principal address and records of the Company are located at
251
Consumers Road, Suite
1105,
Toronto, ON,
M2J
4R3.